Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity Tax Identification number	66-0613421
Total Investments	$ 62,039,327
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,192,575
Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	102,134
Interest Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	35,205
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15,295,118
Common collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	40,414,295
Investment, Identifier [Axis]: BPPR Time Deposit Open Account Variable Rate | Interest bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	35,205
Investment, Identifier [Axis]: BlackRock Government Short Term Investment Fund | Common collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,204,694
Investment, Identifier [Axis]: GSK plc ADR | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,192,575
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-US Index (NL Class A) | Common collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,756,137
Investment, Identifier [Axis]: State Street Institutional Treasury Money Market Fund (Premier share class) | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	102,134
Investment, Identifier [Axis]: State Street S&P 500 Equity Index Fund (NL Class A) | Common collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	21,984,381
Investment, Identifier [Axis]: State Street US Bond Index Fund (NL Class A) | Common collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,402,859
Investment, Identifier [Axis]: State Street US Extended Market Equity Index Fund (NL Class C) | Common collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,462,236
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement Income Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,045,744
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust IV | Common collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,603,988
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,290,088
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,241,807
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,586,013
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,715,400
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,823,410
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,332,019
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,164,799
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	567,309
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	495,431
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 33,098